COLT 2024-3 Mortgage Loan Trust ABS-15G

Exhibit 99.23

Client Name:	Hudson Advisors
Client Project Name:	COLT 2024-3
Start - End Dates:	11/2/2023 - 4/12/2024
Deal Loan Count:	119

Conditions Report 2.0

Loans in Report:	119
Loans with Conditions:	67

12 - Total Active Conditions
12 - Non-Material Conditions
9 - Credit Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Assets
3 - Category: LTV/CLTV
2 - Property Valuations Review Scope
2 - Category: Property
1 - Compliance Review Scope
1 - Category: State Consumer Protection
100 - Total Satisfied Conditions

46 - Credit Review Scope
2 - Category: Application
2 - Category: Assets
4 - Category: Credit/Mtg History
7 - Category: DTI
16 - Category: Income/Employment
1 - Category: Insurance
9 - Category: Legal Documents
4 - Category: Terms/Guidelines
1 - Category: Title
11 - Property Valuations Review Scope
6 - Category: Appraisal
1 - Category: FEMA
4 - Category: Property
43 - Compliance Review Scope
8 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Compliance Manual
4 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: RESPA
2 - Category: Right of Rescission
1 - Category: Section 32
1 - Category: State High Cost
19 - Category: TILA/RESPA Integrated Disclosure
20 - Total Waived Conditions

20 - Credit Review Scope
1 - Category: Assets
5 - Category: Credit/Mtg History
2 - Category: Income/Employment
4 - Category: LTV/CLTV
8 - Category: Terms/Guidelines

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.